COMMITMENTS (Details)		12 Months Ended
	Nov. 12, 2013 USD ($) facility	Dec. 31, 2021 USD ($)
Disclosure of Purchase Commitments [Line Items]
Early termination, remaining fees under commitments		$ 1,100,000
Electricity Service Contract
Disclosure of Purchase Commitments [Line Items]
Term of contractual commitment	10 years
Number of manufacturing facilities | facility	1
Contractual commitment, installation costs	$ 0
Maximum early cancellation penalty under contractual commitment		1,900,000
Electricity Service Contract | Current maturity
Disclosure of Purchase Commitments [Line Items]
Minimum usage payment under contractual commitments		1,700,000
Electricity Service Contract | Later than one year
Disclosure of Purchase Commitments [Line Items]
Minimum usage payment under contractual commitments		1,700,000
Electricity Service Contract | Later than one year and not later than two years
Disclosure of Purchase Commitments [Line Items]
Minimum usage payment under contractual commitments		1,000,000
Utilities Contract
Disclosure of Purchase Commitments [Line Items]
Purchase commitment amount		5,600,000
Commitments to Suppliers
Disclosure of Purchase Commitments [Line Items]
Raw materials on hand owned by suppliers		$ 12,200,000
Commitments to Suppliers | Bottom of range
Disclosure of Purchase Commitments [Line Items]
Term of consignment agreement to purchase from suppliers		30 days
Term for excess storage to purchase from suppliers		30 days
Commitments to Suppliers | Top of range
Disclosure of Purchase Commitments [Line Items]
Term of consignment agreement to purchase from suppliers		60 days
Term for excess storage to purchase from suppliers		60 days
Commitments to Suppliers | Fixed-price contract
Disclosure of Purchase Commitments [Line Items]
Purchase commitment amount		$ 22,300,000
Term for shipment delays for storage fees		30 days